Non-controlling interest	12 Months Ended
Dec. 31, 2021
Non-controlling interest.
Non-controlling interest
23.	Non-controlling interest:

As a result of operating agreements with each of the following non-wholly owned entities, the Company has control over these entities under IFRS, as the Company has power over all significant decisions made by these entities and thus 100% of the financial results of these subsidiaries are included in the Company’s consolidated financial results.

The following table summarizes the Company's non-wholly owned entities incorporated during the reporting or comparative periods:

A
	Year	Ownership
Name	incorporated	interest
Greenbrook TMS Central Florida LLC	2019	90%
Greenbrook TMS North Detroit LLC	2019	90%
Greenbrook TMS St. Petersburg LLC	2019	90%
Greenbrook TMS South Carolina LLC	2019	90%
Greenbrook TMS Tampa LLC	2020	80%

The following summarizes changes in the Company’s non-wholly owned entities during the reporting or comparative periods:

(a)	Due to growth in Greenbrook TMS St. Louis LLC, on November 15, 2021, minority partners contributed capital of $87,000 to maintain a 20% ownership interest.
(b)	On September 23, 2021, a minority partner acquired a portion of the previously wholly-owned ownership interest in Greenbrook TMS Michigan LLC for $60,000. As at December 31, 2021, the Company has an ownership interest of 100% of Class A units and 85% of Class B units of Greenbrook TMS Michigan LLC.
(c)	On July 28, 2021, the Company acquired a portion of the non-controlling ownership interest in Greenbrook TMS St. Louis LLC for $208,411. As at December 31, 2021, the Company has an ownership interest of 80% of Greenbrook TMS St. Louis LLC.
23.	Non-controlling interest (continued):
(d)	On December 23, 2020, the Company acquired a portion of the non-controlling ownership interest in Greenbrook TMS Cleveland LLC for $51,440 for the forgiveness of certain debts owed to the Company and the termination of the transition service agreement signed with the former minority partner. As at December 31, 2020, the Company has an ownership interest of 88.24% of Class A units and 85.73% of Class B units of Greenbrook TMS Cleveland LLC.

The following table summarizes the aggregate financial information for non-wholly owned entities as at December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31,	December 31,	December 31,
	2021	2020	2019
Cash	$1,885,606	$2,258,199	$1,033,584
Accounts receivable, net	6,374,010	6,326,473	6,389,384
Prepaid expenses and other	345,239	273,295	448,550
Property, plant and equipment	1,013,161	926,243	889,798
Right-of-use assets	9,939,726	9,445,773	10,348,295
Account payable and accrued liabilities	993,848	1,184,246	1,237,548
Lease liabilities	10,588,519	9,822,224	10,167,498
Loans payable	12,431,803	9,998,536	5,280,287
Shareholder's equity (deficit) attributable to the shareholders of Greenbrook TMS	(3,718,322)	(1,382,465)	1,979,874
Shareholder's equity (deficit) attributable to non-controlling interest	(542,367)	(433,937)	305,244
Distributions paid to non-controlling interest	(1,518,130)	(1,010,130)	(866,630)
Subsidiary investment by non-controlling interest	270,885	45,716	405,000
Historical subsidiary investment by non-controlling interest	1,051,507	1,005,791	600,791

The following table summarizes the aggregate financial information for the above-noted entities for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31,	December 31,	December 31,
	2021	2020	2019
Revenue	$25,429,479	$20,119,714	$22,450,327
Net (loss) income attributable to the shareholders of Greenbrook TMS	(2,019,797)	(3,128,682)	732,500
Net (loss) income attributable to non-controlling interest	(108,430)	(739,181)	57,590